Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table (SCT) Total for PEO[1] ($)	Compensation Actually Paid to PEO[2] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[3] ($)	Total Shareholder Return[4] ($)	Peer Group Total Shareholder Return[4] ($)	Net Income (Loss) (in $M)	Adjusted Diluted Net Earnings (Loss) Per Share[5] ($)

2025	7,634,873	2,516,627	2,091,684	640,936	37.86	126.87	47.1	4.59
2024	7,366,555	(4,765,014)	2,766,144	(45,286)	63.84	137.81	132.4	4.17
2023	7,764,615	13,280,569	2,498,754	3,900,605	101.04	124.22	64.5	3.45
2022	7,835,495	(8,291,607)	3,060,984	(792,323)	81.19	113.92	(80.6)	2.65
2021	9,374,480	23,174,447	2,345,015	5,176,896	128.81	140.40	62.5	3.21

Company Selected Measure Name	Adjusted diluted net earnings per share
Named Executive Officers, Footnote	The PEO and Non-PEO NEOs included in the above table reflect the following:

Fiscal Year	PEO	Non-PEO NEOs

2025	Patrick J. Beyer	Todd W. Garner, Hollie Foust, Brent Lalomia, Peter K. Shagory
2024	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen, Peter K. Shagory, Brent Lalomia
2023	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen
2022	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen
2021	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Daniel S. Jonas

Peer Group Issuers, Footnote	Pursuant to Item 402(v) of Regulation S-K, each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2020. The Peer Group referenced for purposes of TSR comparisons reflects the group of companies in the S&P 500 Health Care Equipment Index, which is the industry peer group as reflected in the 2025 Annual Report.
PEO Total Compensation Amount	$ 7,634,873	$ 7,366,555	$ 7,764,615	$ 7,835,495	$ 9,374,480
PEO Actually Paid Compensation Amount	$ 2,516,627	(4,765,014)	13,280,569	(8,291,607)	23,174,447
Adjustment To PEO Compensation, Footnote	The following table sets forth the adjustments made to the SCT Total for the PEO during 2025 to determine CAP to the PEO, with “fair value” calculated in accordance with FASB ASC Topic 718, Compensation – Stock Compensation, as of the end of the specified period.

Fiscal Year	2025 ($)

SCT Total	7,634,873
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,999,948)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,178,924
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,032,144)
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(265,078)
Compensation Actually Paid	2,516,627

Non-PEO NEO Average Total Compensation Amount	$ 2,091,684	2,766,144	2,498,754	3,060,984	2,345,015
Non-PEO NEO Average Compensation Actually Paid Amount	$ 640,936	(45,286)	3,900,605	(792,323)	5,176,896
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made to the SCT Total for Non-PEO NEOs during 2025 to determine CAP to Non-PEO NEOs, with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2025 ($)

SCT Total	2,091,684
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,181,273)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	725,939
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(840,440)
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(154,975)
Compensation Actually Paid	640,936

Compensation Actually Paid vs. Total Shareholder Return
The table below shows the alignment between Compensation Actually Paid (CAP) to the CEO and Average CAP to our non-CEO NEOs, and our performance, consistent with our compensation philosophy as described in “Compensation Discussion and Analysis.” The following graph displays CONMED TSR, Peer Group TSR, the CAP for the PEO and the average non-PEO NEO CAP, for the years 2021, 2022, 2023, 2024, and 2025.
CONMED Corporation CAP vs TSR

PEO CAP ($M) - HARTMAN, CURT	PEO CAP ($M) - BEYER, PAT	AVG NEO CAP ($M)	CNMD TSR	S&P 500 Health Care Equipment (Sub Ind) TSR

Compensation Actually Paid vs. Net Income
The following graph displays Net Income and CAP of the PEO and the average non-PEO NEOs for the years 2021, 2022, 2023, 2024, and 2025.
CONMED Corporation CAP vs Net Income

PEO CAP ($M) - HARTMAN, CURT	PEO CAP ($M) - BEYER, PAT	AVG NEO CAP ($M)	Net Income ($M)

Compensation Actually Paid vs. Company Selected Measure
The following graph displays the Company selected measure, Adjusted Diluted Net EPS, and the CAP for the PEO and the average non-PEO NEO CAP for the years 2021, 2022, 2023, 2024, and 2025.
CONMED Corporation CAP vs Adjusted Diluted Net Earnings Per Share

PEO CAP ($M) - HARTMAN, CURT	PEO CAP ($M) - BEYER, PAT	AVG NEO CAP ($M)	Adjusted Diluted Net Earnings Per Share

Total Shareholder Return Vs Peer Group
The table below shows the alignment between Compensation Actually Paid (CAP) to the CEO and Average CAP to our non-CEO NEOs, and our performance, consistent with our compensation philosophy as described in “Compensation Discussion and Analysis.” The following graph displays CONMED TSR, Peer Group TSR, the CAP for the PEO and the average non-PEO NEO CAP, for the years 2021, 2022, 2023, 2024, and 2025.
CONMED Corporation CAP vs TSR

PEO CAP ($M) - HARTMAN, CURT	PEO CAP ($M) - BEYER, PAT	AVG NEO CAP ($M)	CNMD TSR	S&P 500 Health Care Equipment (Sub Ind) TSR

Total Shareholder Return Amount	$ 37.86	63.84	101.04	81.19	128.81
Peer Group Total Shareholder Return Amount	126.87	137.81	124.22	113.92	140.40
Net Income (Loss)	$ 47,100,000	$ 132,400,000	$ 64,500,000	$ (80,600,000)	$ 62,500,000
Company Selected Measure Amount | $ / shares	4.59	4.17	3.45	2.65	3.21
PEO Name	Patrick J. Beyer	Curt R. Hartman	Curt R. Hartman	Curt R. Hartman	Curt R. Hartman
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales (FX Adjusted)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Adjusted diluted net earnings per share (“EPS”) is a financial measure that the Company believes is an important performance measure to link compensation actually paid to the PEO and non-PEO NEOs to the Company’s performance. Adjusted diluted net EPS is a non-GAAP measure. Refer to the “GAAP to Non-GAAP Reconciliations” section of this Proxy Statement for the most directly comparable GAAP measure, GAAP diluted earnings (loss) per share.
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Three-year Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,999,948)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,178,924
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,032,144)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(265,078)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,181,273)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	725,939
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(840,440)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (154,975)